Shareholder Fees - VIPAssetManagerPortfolio-InitialServiceService2PRO	Apr. 29, 2024 USD ($)
VIPAssetManagerPortfolio-InitialServiceService2PRO | VIP Asset Manager Portfolio
Shareholder Fees:
(fees paid directly from your investment)